Stock-Based Compensation - Narrative (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands			3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 06, 2021	Oct. 17, 2016	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares authorized for issuance (in shares)							34,700,000
Stock-based compensation expense			$ 4,745	$ 3,470	$ 16,849	$ 5,297	$ 3,100	$ 300
Time-based option and restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage							25.00%
Expiration period							10 years
Time-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years
Weighted-average grant date fair value of grants (in dollars per share)							$ 1.27	$ 0.42
Unrecognized compensation expense							$ 9,200
Weighted-average period for stock options to be recognized							1 year 2 months 12 days
Performance-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period					10 years		10 years
Weighted-average grant date fair value of grants (in dollars per share)							$ 1.29
Stock-based compensation expense					$ 2,400		$ 0
Unrecognized compensation expense							3,300
Time vesting RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years	4 years
Stock-based compensation expense					600		600	$ 700
Unrecognized compensation expense							$ 0
Shares granted (in shares)							0	0		3,900,000
Grant date value (in dollars per share)	$ 17.00						$ 0	$ 0		$ 0.75
Value of shares granted	$ 9,100									$ 2,900
Funding RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock-based compensation expense					$ 9,700	$ 2,500	$ 7,000	$ 0
Unrecognized compensation expense							$ 11,800
Shares granted (in shares)							0	0	1,600,000
Grant date value (in dollars per share)							$ 0	$ 0
Tranche one | Time-based option and restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							1 year
Tranche one | Time-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Vesting period					1 year
Tranche one | Performance-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					50.00%		50.00%
Initial public offering price for awards to vest (at least) (in dollars per share)					$ 27.41		$ 27.4068
Tranche one | Time vesting RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					25.00%
Vesting period					1 year
Tranche two | Time-based option and restricted stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period							3 years
Tranche two | Time-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years
Tranche two | Performance-based option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage					50.00%		50.00%
Initial public offering price for awards to vest (at least) (in dollars per share)					$ 36.54		$ 36.5424
Tranche two | Time vesting RSAs
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period					3 years